Note 1 - Nature of Operations (Details Textual)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Juanicipio Joint Venture [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	44.00%	44.00%